Corporate and Company information - Additional information (Detail)		12 Months Ended
	Jun. 27, 2019	Dec. 31, 2019	Dec. 31, 2018
Aleph Midstream S.A. [member]
Corporate and Company information [Line Items]
Proportion of ownership interest by the Group		0.27%	100.00%
Proportion of ownership interest sold by the group	99.73%
Neuquen Basin Argentina [Member] | Medanito25 de Mayo and Jagel de los Machos [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
Neuquen Basin Argentina [Member] | Coirn Amargo Norte CAN [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		55.00%
Neuquen Basin Argentina [Member] | Baja del Palo Oeste and Bajada del Palo Este [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		100.00%
Neuquen Basin Argentina [Member] | Aguila Mora [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		90.00%
Neuquen Basin Argentina [Member] | Coirn Amargo Sur Oeste [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		10.00%
Golfo San Jorge Basin Argentina [Member] | Sur Rio Deseado Este [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		16.90%
Northwest Basin Argentina [Member] | Acambuco [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		1.50%
Mexico 50% of blocks CS-01 [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		50.00%
Mexico 50% of blocks A-10 [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		50.00%
Mexico 50% of blocks TM-01 [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation		50.00%